INTANGIBLE ASSETS (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
SCHEDULE OF INTANGIBLE ASSETS

Intangible assets and related accumulated amortization were as follows:

	March 31, 2022	December 31, 2021
Distributor channel	$3,396,880	$3,389,404
Others	22,348	22,299
Total intangible assets	3,419,228	3,411,703
Less: Accumulated amortization	(1,344,598)	(1,129,913)
Total	$2,074,630	$2,281,790

Intangible assets and related accumulated amortization were as follows:

	2021	2020
Distributor channel	$3,389,404	$3,299,329
Others	22,299	4,105
Total intangible assets	3,411,703	3,303,434
Less: Accumulated amortization	(1,129,913)	(274,944)
Total	$2,281,790	$3,028,490

SCHEDULE OF FUTURE AMORTIZATION EXPENSES FOR DISTRIBUTION CHANNELS

As of March 31, 2022, the future estimated amortization costs for intangible assets are as follows:

Year ending December 31,
2022 (remaining)	$636,705
2023	849,220
2024	588,705
Thereafter	-
Total	$2,074,630
As of December 31, 2021, the future estimated amortization costs for distribution channel are as follows:
2022	$847,351
2023	847,351
2024	564,901
Thereafter	-
Total	$2,259,603